Commitments and Contingencies - Narrative (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 26, 2021 USD ($)	Aug. 31, 2021 USD ($) patent	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 30, 2021 USD ($)
Loss Contingencies [Line Items]
Percentage of royalty on net product sales range, minimum			0.45%
Percentage of royalty on net product sales range, maximum			25.00%
Accrued royalties			$ 12,877	$ 12,559
Royalty expense related to agreements			15,500	18,500	$ 12,200
Recorded unconditional license and royalty commitments			18,541
Total potential contingent consideration commitments			20,700
Potential payments due, 2023			8,900
Potential payments due, 2024			11,800
Commitment under employment contract agreements			9,400
Legal settlement accrual, noncurrent			4,700
Litigation Settlement | ArcherDx vs. QIAGEN
Loss Contingencies [Line Items]
Patents found infringed | patent		2
Damages awarded		$ 4,700
Litigation Settlement | Becton Dickinson vs. NeuMoDx acquired by QIAGEN
Loss Contingencies [Line Items]
Legal settlement amount awarded	$ 53,000
Payment to settle litigation						$ 53,000
Litigation
Loss Contingencies [Line Items]
Legal settlements accrued			6,500	$ 5,700
Litigation | Minimum
Loss Contingencies [Line Items]
Estimated possible litigation loss			0
Litigation | Maximum
Loss Contingencies [Line Items]
Estimated possible litigation loss			8,000
Other Loss Contingencies
Loss Contingencies [Line Items]
Loss contingency accrual			6,500
Level 3 | Accrued and Other Liabilities, Current | Recurring Basis
Loss Contingencies [Line Items]
Contingent consideration, current			8,200
Level 3 | Other Long-Term Liabilities | Recurring Basis
Loss Contingencies [Line Items]
Contingent obligation, noncurrent			9,900
Purchase Obligations | Companies in Which the Company Holds an Interest | License and Royalty Agreements
Loss Contingencies [Line Items]
Recorded unconditional license and royalty commitments			$ 8,600